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|                  U.S. SECURITIES AND EXCHANGE COMMISSION                      |
|                           Washington, D.C. 20549                              |
|                                                                               |
|                                                                               |
|                                 FORM 24F-2                                    |
|                      Annual Notice of Securities Sold                         |
|                           Pursuant to Rule 24F-2                              |
|                                                                               |
|------------------------------------------------------------------------------ |
| 1. Name and address of issuer:        The MarketWatch Funds                   |
|                                       3435 Stelzer Road                       |
|                                       Columbus, Ohio 43219-3035               |
|                               -------------------------------------           |
|------------------------------------------------------------------------------ |
| 2. Name of each series or class of funds for which this notice is filed:      |
|                                                                               |
|                                See Attached                                   |
|                                                                               |
|------------------------------------------------------------------------------ |
| 3. Investment Company Act File Number:     811-6696                           |
|                                            ----------------------------       |
|                                                                               |
|    Securities Act File Number     33-48452                                    |
|                                   ----------------------------                |
|------------------------------------------------------------------------------ |
| 4. Last day of fiscal year for which this notice is filed:  November 30, 1995 |
|                                                             ----------------- |
|                                                                               |
|------------------------------------------------------------------------------ |
| 5. Check box if this notice is being filed more than 180 days after the close |
|    of the issuer's fiscal year for purpose of reporting securities sold after |
|    the close of the fiscal year but before termination of the issuer's        |
|    24f-2 declaration:                                                         |
|                                                                               |
|                                                       [  ]                    |
|------------------------------------------------------------------------------ |
| 6. Date of termination of issuer's declaration under rule 24f-2 (a)(1), if    |
|    applicable:                                                                |
|                                                                               |
|                         -------------------------                             |
|-----------------------------------------------------------------------------  |
| 7. Number and amount of securities of the same class or series which had been |
|    registered under the Securities Act of 1933 other than pursuant to rule    |
|    24f-2 in a prior fiscal year, but which remained unsold at the             |
|    beginning of the fiscal year:                                              |
|                                                                     0         |
|-----------------------------------------------------------------------------  |
| 8. Number and amount of securities registered during the fiscal year other    |
|    than pursuant to rule 24f-2:                                               |
|                                                                               |
|                                 15,318,359.00                                 |
|                         -------------------------                             |
|-----------------------------------------------------------------------------  |
| 9. Number and aggregate sale price of securities sold during the fiscal year: |
|                                                                               |
|                                Shares                      11,562,137.614     |
|                                Price                       $72,932,988.46     |
|                         -------------------------                             |
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|10. Number and aggregate sale price of securities sold during the fiscal     |
|    year in reliance upon registration pursuant to rule 24f-2:               |
|                                                                             |
|                               Shares                        11,562,137.614  |
|                               Price                         $72,932,988.46  |
|                        -------------------------                            |
|-----------------------------------------------------------------------------|
|11. Number and aggregate price of securities issued during the fiscal year   |
|    in connection with the dividend reinvestment plans, if applicable:       |
|                               Shares                            418,285.29  |
|                               Price                          $3,782,479.03  |
|                        -------------------------                            |
|-----------------------------------------------------------------------------|
|12. Calculation of registration fee:                                         |
|                                                                             |
|       (i)Aggregate sale price of securities sold during                     |
|          the fiscal year in reliance on rule 24f-2:         $72,932,988.46  |
|                                                                             |
|      (ii)Aggregate price of shares issued in connection                     |
|          with dividend reinvestment plans:                   $3,782,479.03  |
|                                                             --------------  |
|     (iii)Aggregate price of shares redeemed or repurchased                  |
|          during the fiscal year:                            $76,715,467.49  |
|                                                             --------------  |
|      (iv)Aggregate price of shares redeemed or repurchased                  |
|          and previously applied as a reduction to filing                    |
|          fees pursuant to rule 24e-2:                                $0.00  |
|                                                             --------------  |
|       (v)Net aggregate price of securities sold and issued                  |
|          during the fiscal year in reliance on rule 24f-2:           $0.00  |
|                                                             --------------  |
|      (vi)Multiplier prescribed by Section 6(b) of the                       |
|          Securities Act of 1933 or other applicable                         |
|          law or registration:                                        /2900  |
|                                                             --------------  |
|     (vii)Fee Due:                                                    $0.00  |
|                                                             --------------  |
|-----------------------------------------------------------------------------|
|13. Check box if fees are being remitted to the Commission's lockbox         |
|    depository as described in section 3a of the Commission's Rules          |
|    of Informal and Other Procedures                                         |
|                                                                             |
|                                                         [  ]                |
|                                                                             |
|    Date of mailing or wire transfer of filing fees to the Commission's      |
|    lockbox depository:                                                      |
|                                                                             |
|                       01/  /96                                              |
|-----------------------------------------------------------------------------|
|                                 SIGNATURES                                  |
|                                                                             |
|    This report has been signed below by the following persons on behalf of  |
|    the issuer and in the capacities and on the dates indacated.             |
|                                                                             |
|    By (Signature and Title)*     /s/ Nancy Converse                         |
|                                  -----------------------------------------  |
|                                                                             |
|                                  Nancy Converse, Secretary                  |
|                                  -----------------------------------------  |
|                                                                             |
|    Date 01/26/96 ________                                                   |
|                                                                             |
|       * Please print the name and title of the signing officer below the    |
|         signature.                                                          |
|                                                                             |
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THE MARKETWATCH FUNDS:

MARKETWATCH MONEY MARKET FUND

MARKETWATCH EQUITY FUND

MARKETWATCH INTERMEDIATE FIXED INCOME FUND

MARKETWATCH FLEXIBLE INCOME FUND

MARKETWATCH VIRGINIA MUNICIPAL BOND FUND
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                                 LAW OFFICES

                            DRINKER BIDDLE & REATH

                     PHILADELPHIA NATIONAL BANK BUILDING
                              1345 CHESNUT STREET
                         PHILADELPHIA, PA 19107-3496

                          TELEPHONE: (215) 988-2700
                                TELEX: 834684
                             FAX: (215) 988-2757

                               JANUARY 25, 1996



MarketWatch Funds
3435 Stelzer Road
Columbus, OH 43219-3035

        RE:     Rule 24f-2 Notice for MarketWatch Funds
                Registration Nos. 33-48452/811-6696
                ---------------------------------------

Ladies and Gentlemen:

        We have acted as counsel for MarketWatch Funds, a Massachusetts Business Trust (the "Trust"), in connection with the registration of its shares of beneficial interest in the MarketWatch Money Market Fund, shares of beneficial interest in the MarketWatch Equity Fund, shares of beneficial interest in the MarketWatch Flexible Income Fund, shares of beneficial interest in the MarketWatch Intermediate Fixed Income Fund and shares of beneficial interest in the MarketWatch Virginia Municipal Bond Fund (collectively, the "Shares") under the Securities Act of 1933, as amended. During the Trust's fiscal year ended November 30, 1995 (the "Fiscal Year"), all of said Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the MarketWatch Money Market Fund, Equity Fund, Flexible Income Fund, Intermediate Fixed Income Fund and Virginia Municipal Bond Fund.

        In giving the opinion stated below, we have reviewed the Trust's Agreement and Declaration of Trust, its Code of Regulations, resolutions adopted by its Board of Trustees and shareholders and such other legal and factual matters as we have deemed appropriate. Insofar as our opinion below relates to matters pertaining to Massachusetts law, we have relied upon the opinion of Ropes & Gray, special Massachusetts counsel to the Trust.

        On the basis of and subject to the foregoing, we are of the opinion that the aforementioned Shares registered pursuant to Rule 24f-2 during the Fiscal Year were, when issued for payment as described in the Trust's prospectuses, legally issued, fully paid and nonassessable by the Trust.

                            DRINKER BIDDLE & REATH

MarketWatch Funds
January 25, 1996
Page 2

        We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Rule 24f-2 Notice.

                                        Very truly yours,

                                        /s/ Drinker Biddle & Reath

                                        DRINKER BIDDLE & REATH